Borrowings	12 Months Ended
Jun. 30, 2019
Borrowings
Borrowings

23 Borrowings

	2019	2018
	£’000	£’000
Senior secured notes	330,757	318,347
Secured term loan facility	175,022	168,347
Secured bank loan	—	3,750
Accrued interest on senior secured notes	5,453	5,324
	511,232	495,768
Less: non-current portion
Senior secured notes	330,757	318,347
Secured term loan facility	175,022	168,347
Non-current borrowings	505,779	486,694
Current borrowings	5,453	9,074

(i)Secured borrowings and assets pledged as security

The senior secured notes of £330,757,000 (2018: £318,347,000) is stated net of unamortized issue costs amounting to £3,414,000 (2018: £3,770,000). The outstanding principal amount of the senior secured notes is $425,000,000 (2018: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi‑annually. The senior secured notes mature on 25 June 2027.

The Group has the option to redeem the senior secured notes in part, in an amount not less than 5% of the aggregate principal amount of the senior secured notes then outstanding, or in full, at any time at 100% of the principal amount plus a “make‑whole” premium of an amount equal to the discounted value (based on the US Treasury rate) of the remaining interest payments due on the senior secured notes up to 25 June 2027.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are all wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £175,022,000 (2018: £168,347,000) is stated net of unamortized issue costs amounting to £1,894,000 (2018: £2,185,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (2018: $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. Subsequent to 30 June 2019, the facility was amended by an amendment and restatement agreement dated 5 August 2019 which became effective on 6 August 2019 to, among other things, extend the expiry date. Consequently, the remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are all wholly-owned subsidiaries of Manchester United plc.

The secured bank loan was repaid at par on 9 July 2018. The loan attracted interest of LIBOR + 1% per annum.

The Group also has an undrawn committed revolving borrowing facility of up to £125,000,000 plus (subject to certain conditions) the ability to incur a further £25,000,000 by way of incremental facilities. The facility terminates on 4 April 2025 (although it may be possible for any incremental facilities to terminate after such date). Drawdowns would attract interest of LIBOR or EURIBOR plus an applicable margin of between 1.25% and 1.75% per annum (depending on the total net leverage ratio at that time). No drawdowns were made from these facilities during 2019 or 2018.

The Group’s revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants, including a financial maintenance covenant that requires the Group to maintain a consolidated profit/loss for the period before depreciation, amortization of, and profit on disposal of, registrations, exceptional items, net finance costs and tax (“EBITDA”) of not less than £65 million for each 12 month testing period, as well as customary covenants, including (but not limited to) restrictions on incurring additional indebtedness; paying dividends or making other distributions, repurchasing or redeeming our capital stock or making other restricted payments; selling assets, including capital stock of restricted subsidiaries; entering into agreements that restrict distributions of restricted subsidiaries; consolidating, merging, selling or otherwise disposing of all or substantially all assets; entering into sale and leaseback transactions; entering into transactions with affiliates; and incurring liens.

(ii)Compliance with covenants

The Group has complied with all covenants under its revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2019 and 2018 reporting period.